Provisions (Details) - Schedule of Provisions - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provisions [Line Items]
Beginning Balance	S/ 78,971	S/ 60,908
Ending Balance	83,963	78,971
Current portion	56,510	31,333
Non-current portion	27,453	47,638
Provisions	83,963	78,971
Additions	42,890	41,801
Exchange difference	(292)	(495)
Unwinding of discounts	1,824	1,291
Change in estimate	4,458	2,745
Payments and advances	(43,888)	(27,279)
Workers’ profit-sharing [Member]
Schedule of Provisions [Line Items]
Beginning Balance	31,333	24,269
Ending Balance	34,328	31,333
Current portion	34,328	31,333
Non-current portion
Provisions	34,328	31,333
Additions	35,258	32,161
Exchange difference
Unwinding of discounts
Change in estimate
Payments and advances	(32,263)	(25,097)
Long-term incentive plan [Member]
Schedule of Provisions [Line Items]
Beginning Balance	31,985	22,513
Ending Balance	29,683	31,985
Current portion	22,182
Non-current portion	7,501	31,985
Provisions	29,683	31,985
Additions	7,632	8,272
Exchange difference
Unwinding of discounts	1,691	1,200
Change in estimate
Payments and advances	(11,625)
Quarry Rehabilitation provision [Member]
Schedule of Provisions [Line Items]
Beginning Balance	13,377	11,036
Ending Balance	17,676	13,377
Current portion
Non-current portion	17,676	13,377
Provisions	17,676	13,377
Additions
Exchange difference	(292)	(495)
Unwinding of discounts	133	91
Change in estimate	4,458	2,745
Payments and advances
Provision of legal contingencies [Member]
Schedule of Provisions [Line Items]
Beginning Balance	2,276	3,090
Ending Balance	2,276	2,276
Current portion
Non-current portion	2,276	2,276
Provisions	2,276	2,276
Additions		1,368
Exchange difference
Unwinding of discounts
Change in estimate
Payments and advances		S/ (2,182)